Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2015